Retirement Benefit Plans - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
- Discount rate for scheme liabilities	140.00%	210.00%
- General price inflation	290.00%	300.00%
- General salary increase	100.00%	100.00%
- Expected rate of pension increase	280.00%	290.00%
Longevity at 60 for current pensioners, on the valuation date:
- Males	27 years 3 months 18 days	27 years 3 months 18 days
- Females	29 years 9 months 18 days	29 years 9 months 18 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
- Males	28 years 10 months 24 days	28 years 10 months 24 days
- Females	31 years 3 months 18 days	31 years 3 months 18 days